OTHER LIABILITIES - Scheduled Maturities (Details) $ in Thousands	Dec. 31, 2025 CAD ($)
Other Liabilities
Total obligation-end of period-undiscounted	$ 3,047
Present value discount adjustment	(772)
Total obligation-end of period-discounted	2,275
Next 12 months
Other Liabilities
Total obligation-end of period-undiscounted	451
One to five years
Other Liabilities
Total obligation-end of period-undiscounted	2,026
More than five years
Other Liabilities
Total obligation-end of period-undiscounted	570
Lease Liabilities
Other Liabilities
Total obligation-end of period-undiscounted	3,012
Present value discount adjustment	(769)
Total obligation-end of period-discounted	2,243
Lease Liabilities | Next 12 months
Other Liabilities
Total obligation-end of period-undiscounted	418
Lease Liabilities | One to five years
Other Liabilities
Total obligation-end of period-undiscounted	2,024
Lease Liabilities | More than five years
Other Liabilities
Total obligation-end of period-undiscounted	570
Loan Liabilities
Other Liabilities
Total obligation-end of period-undiscounted	35
Present value discount adjustment	(3)
Total obligation-end of period-discounted	32
Loan Liabilities | Next 12 months
Other Liabilities
Total obligation-end of period-undiscounted	33
Loan Liabilities | One to five years
Other Liabilities
Total obligation-end of period-undiscounted	2
Loan Liabilities | More than five years
Other Liabilities
Total obligation-end of period-undiscounted	$ 0